CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable	$ 115,205		$ 115,205		$ 160,400	$ 40,160
Net Revenues	227,044	$ 753,618	442,327	$ 1,018,479	1,631,653	154,002
Intercompany Transactions [Member]
Accounts receivable	$ 9,368		9,368		$ 40,630	$ 0
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage					16.00%
Accounts receivable					$ 19,471
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk, Percentage						69.00%
Accounts receivable						$ 27,822
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage	37.00%
Accounts receivable	$ 39,486		$ 39,486
Revenue [Member] | One Customer [Member]
Concentration Risk, Percentage						16.00%
Net Revenues						$ 24,914
Purchase [Member] | Two Vendors [Member]
Concentration Risk, Percentage			89.00%		86.00%	97.00%
Inventory purchases			$ 68,416		$ 0	$ 0